RELATED PARTY TRANSACTIONS - Additional Information (Details) - CAD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Percentage of royalty repurchased	1.00%
Minimum commitments under the contracts		$ 4,112	$ 2,785
Amount of additional minimum required payments to be made		$ 5,843	$ 5,644